Financial Instruments	12 Months Ended
Aug. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments [Text Block]

18. Financial Instruments

IFRS 7 establishes a fair value hierarchy that reflects the significance of inputs used in making fair value measurements as follows:

Level 1	quoted prices in active markets for identical assets or liabilities;
Level 2	inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. from derived prices); and
Level 3	inputs for the asset or liability that are not based upon observable market data.

Assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The fair values of the Company's warrants denominated in a currency that is not the functional currency of the Company and the warrants with exercise prices that are subject to adjustment from time to time are based on Level 2 inputs that are observable for the liability such as interest rate, dividend yield and historical volatility. The fair value of the Convertible Note Payable was based on Level 3 inputs including the applicable face value of the Note. The Company had the right to buy back the Note at any time for the outstanding face value, as such the fair value of the Note was the outstanding face value of the Note. The fair values of the Company's A1, B1 and C1 Preferred Shares were based on Level 3 inputs, including applicable redemption amounts and redemption premiums. The Company had the right to redeem the A1, B1 and C1 Preferred Shares at any time and therefore the fair value of the A1, B1 and C1 Preferred Shares was the amount the Company had to pay to redeem the A1, B1 and C1 Preferred Shares, which was the redemption amount as specified in the purchase agreements plus 5% redemption premium.

Fair Values

Except as disclosed elsewhere in these consolidated financial statements, the carrying amounts for the Company's financial instruments approximate their fair values because of the short-term nature of these items.

The Company's risk exposures and the impact on the Company's financial instruments are summarized below:

Credit risk

The Company is not exposed to any significant credit risk as at August 31, 2020. The Company's cash and cash equivalents are either on deposit with two major Canadian Chartered banking groups in Canada or invested in bankers' acceptance notes or guaranteed investment certificates issued by a major Canadian Chartered banking group. The Company's receivables primarily consist of Goods and Services Tax/Harmonized Sales Tax receivable, government grants and refundable security deposits with various federal and provincial governments and are therefore not subject to significant credit risk.

Liquidity risk

Liquidity risk is the risk that an entity will not be able to meet its financial obligations as they come due. The Company has in place a planning and budgeting process to assist in determining the funds that are required to support the Company's normal operating requirements on an on-going basis and its plans for exploration and development expenditures. The Company ensures that there are sufficient funds to meet its short-term requirements, taking into account its anticipated cash flows from operations and its holdings of cash and cash equivalents.

As at August 31, 2020, the Company has current assets of $1,677,400 and current liabilities of $1,043,819.  The Company's working capital as at August 31, 2020 was $633,581. Excluding the deferred flow-through share premium of $136,800, the Company's adjusted working capital as at August 31, 2020 was $770,381, (calculated by adding back the deferred flow-through share premium of $136,800 to the working capital of $633,581). As the de-recognition of the deferred flow-through share premium will not require the future out flow of resources by the Company, it is management's belief that the adjusted working capital figure provides useful information in assessing the Company's liquidity risk.

Repayments due by period as of August 31, 2020:

	Within	1-3	4-5	Over
	1 Year	Years	Years	5 Years	Total

Accounts payable and accrued liabilities	$728,126	$—	$—	$—	$728,126
Lease obligation	218,253	451,736	296,844	—	966,833

	$946,379	$451,736	$296,844	$—	$1,694,959

Market risk

i) Interest rate risk

 The Company has cash and cash equivalents balances and it has no interest-bearing debt. The Company's current policy is to invest its excess cash in highly liquid money market investments such as bankers' acceptance notes, treasury bills and GICs. These short term money market investments are subject to interest rate fluctuations.

ii) Foreign currency risk

 The Company's functional currency is the Canadian dollar. The majority of the Company's purchases are transacted in Canadian dollars. Other than the US$ Warrants as disclosed in Note 14b, the Company had no other significant financial assets or financial liabilities denominated in foreign currencies as at August 31, 2020.

iii) Price risk

 The prices of metals and minerals fluctuate widely and are affected by many factors outside of the Company's control. The prices of metals and minerals and future expectation of such prices have a significant impact on the market sentiment for investment in mining and mineral exploration companies. This in turn may impact the Company's ability to raise equity financing for its long term working capital requirements.

Sensitivity analysis

 Considering the Company's budget expenditures for the next twelve months and its current cash and cash equivalents of $1,295,723, with other variables held constant, sensitivity to a plus or minus 25 basis points change in interest rates would not have any significant effect on the Company's net loss over a twelve month period.

 Other than the US$ Warrants as disclosed in Note 14b, the Company had no other significant financial assets or financial liabilities denominated in foreign currencies as at August 31, 2020, and its anticipated on-going expenditures to be transacted in US dollars for the next twelve month period is approximately US$160,000. If the Canadian dollar weakens (or strengthens) 5% against the US dollar with other variables held constant, it would not have any significant effect on the Company's expenditures over a twelve month period.